Loss Per Common Share	6 Months Ended
Jun. 30, 2018
LOSS PER COMMON SHARE [Abstract]
LOSS PER COMMON SHARE

NOTE 12: LOSS PER COMMON SHARE

Loss per share is calculated by dividing net loss attributable to Navios Holdings common stockholders by the weighted average number of shares of Navios Holdings outstanding during the periods presented. Net (loss)/income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net (loss)/ income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled.

For the three month period ended June 30, 2018, 7,014,824 potential common shares and 3,499,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the three month period ended June 30, 2017, 5,136,726 potential common shares and 5,625,370 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2018, 6,633,967 potential common shares and 3,499,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2017, 5,163,035 potential common shares and 5,625,370 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Three Month Period Ended June 30, 2018	Three Month Period Ended June 30, 2017	Six Month Period Ended June 30, 2018	Six Month Period Ended June 30, 2017
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(25,292)	$(37,258)	$(66,149)	$(85,977)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(2,564)	(2,660)	(5,113)	(5,304)
Plus:
Tender Offer – Redemption of preferred stock Series G and Series H including $270 of undeclared preferred dividend cancelled for both three and six months	—	504	—	504
Loss available to Navios Holdings common stockholders, basic and diluted	$(27,856)	$(39,414)	$(71,262)	$(90,777)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders — weighted average shares	119,423,135	116,051,809	119,422,969	115,612,780
Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$(0.23)	$(0.34)	$(0.60)	$(0.79)